[Transamerica Occidental Life Insurance Company]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA-2L

File No. 811-07042, CIK 0000890041

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2L, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Investment Portfolios. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	AEGON/Transamerica Series Trust (CIK: 0000778207) filed on August 19, 2005

•	Dreyfus Variable Investment Fund (CIK: 0000813383) filed on August 10, 2005

•	Dreyfus Stock Index Fund, Inc. (CIK: 0000846800) filed on August 18, 2005

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064) filed on August 17, 2005

•	Dreyfus Investment Portfolios (CIK: 0001056707) filed on August 18, 2005

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Occidental Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group